S000000588 [Member] Annual Fund Operating Expenses - Baron Partners Fund	Dec. 31, 2025
Retail Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.05%
Component2 Other Expenses	0.61%
Other Expenses (as a percentage of Assets):	0.66%
Expenses (as a percentage of Assets)	1.91%
Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.04%
Component2 Other Expenses	0.61%
Other Expenses (as a percentage of Assets):	0.65%
Expenses (as a percentage of Assets)	1.65%
R6 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.04%
Component2 Other Expenses	0.61%
Other Expenses (as a percentage of Assets):	0.65%
Expenses (as a percentage of Assets)	1.65%